Financial Instruments - Estimated fair value and carrying value (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents	$ 39,126	$ 26,326	$ 22,679	$ 18,915
Restricted cash	20,693	19,128
Amounts due from affiliate	4,296	4,328
Derivative instruments	(14,935)	(1,498)
Advances (shareholder loans) to joint ventures	3,831	3,536
Current amounts due to owners and affiliates	(2,513)	(2,301)
Long-term Debt	(456,961)	(435,545)
Revolving credit facility	(8,792)	(39,292)
Lampung Facility [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long-term Debt	(112,713)	(130,275)
Gallant facility [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long-term Debt	0	(140,812)
Grace facility [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long-term Debt	0	(164,458)
385 million Facility [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long-term Debt	(344,248)	0
Recurring [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents	39,126	26,326
Restricted cash	20,693	19,128
Recurring [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative instruments	(14,935)	(1,498)
Other [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Amounts due from affiliate	4,296	4,328
Advances (shareholder loans) to joint ventures	4,029	3,579
Current amounts due to owners and affiliates	(2,513)	(2,301)
Revolving credit facility	(8,717)	(38,999)
Other [Member] | Fair Value, Inputs, Level 2 [Member] | Lampung Facility [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long-term Debt	(119,598)	(142,087)
Other [Member] | Fair Value, Inputs, Level 2 [Member] | Gallant facility [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long-term Debt	0	(141,538)
Other [Member] | Fair Value, Inputs, Level 2 [Member] | Grace facility [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long-term Debt	0	(164,210)
Other [Member] | Fair Value, Inputs, Level 2 [Member] | 385 million Facility [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long-term Debt	$ (352,219)	$ 0